CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (10,400)	$ (32,498,553)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities		26,263,920
Offering costs associated with derivative warrant liabilities		1,055,577
Income from investments held in Trust Account		(34,536)
General and administrative expenses paid by related party under promissory note	10,000	144
Changes in operating assets and liabilities:
Prepaid expenses		(363,105)
Accrued expenses	400	3,242,380
Accounts payable		263,119
Franchise tax payable		199,600
Net cash used in operating activities		(1,871,454)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross		345,000,000
Proceeds received from private placement		9,400,000
Repayment of note payable to related party		(90,035)
Offering costs paid		(6,467,635)
Net cash provided by financing activities		347,842,330
Net change in cash		970,876
Cash — beginning of the period
Cash — end of the period		970,876
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses		506,550
Offering costs paid by related party under promissory note		89,891
Deferred underwriting commissions in connection with the initial public		$ 12,075,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B	$ 15,000